Label	Element	Value
Variable Portfolio II Prospectus | VP INFLATION PROTECTION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Inflation Protection Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VP Inflation Protection pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests substantially all of its assets in investment-grade debt securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or, if unrated, determined by the advisor to be of comparable credit quality. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The fund also may invest in debt securities that are not inflation-indexed such as corporate bonds and notes, bank loans, commercial paper, and mortgage- or asset-backed securities.
The fund also may invest in derivative instruments, provided that such investments are in keeping with the fund’s investment objective. For example, the fund may use swap agreements to manage or reduce the risk of the effects of inflation with respect to the fund’s position in non-inflation-indexed securities. The fund also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The fund may also invest in collateralized debt obligations, collateralized loan obligations, and similarly structured investments.
The portfolio managers are not limited to a specific weighted average maturity range. However, the portfolio managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.
		Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Real Interest Rate Risk – Inflation-indexed securities trade at prevailing real, or after-inflation, interest rates. The real interest rate is the current market interest rate minus the market’s inflation expectations. Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. A period of rising interest rates may negatively affect the fund’s performance.
•Credit Risk – The value of the fund’s debt securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. As a result, the fund’s share price also could decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•Inflation Risk – Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the fund’s assets may be invested in securities issued by the same entity, such as the U.S. Treasury. Because the number of inflation-indexed debt securities issued by other entities is limited, the fund may have a substantial position in non-inflation-indexed securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.
•Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
•Liquidity Risk – During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
•Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
•Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets.
•Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class II shares. The table shows how the fund’s average annual returns for the periods shown compare with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class II shares. The table shows how the fund’s average annual returns for the periods shown compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2020): 6.04% Lowest Performance Quarter (2Q 2013): -7.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the calendar year ended December 31, 2022
Variable Portfolio II Prospectus | VP INFLATION PROTECTION FUND | Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.11%
Variable Portfolio II Prospectus | VP INFLATION PROTECTION FUND | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APTIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 653
Label	rr_AverageAnnualReturnLabel	Class I
1 Year	rr_AverageAnnualReturnYear01	(12.88%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	0.93%
Variable Portfolio II Prospectus | VP INFLATION PROTECTION FUND | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIPTX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 955
Annual Return 2013	rr_AnnualReturn2013	(8.48%)
Annual Return 2014	rr_AnnualReturn2014	3.30%
Annual Return 2015	rr_AnnualReturn2015	(2.47%)
Annual Return 2016	rr_AnnualReturn2016	4.39%
Annual Return 2017	rr_AnnualReturn2017	3.67%
Annual Return 2018	rr_AnnualReturn2018	(2.82%)
Annual Return 2019	rr_AnnualReturn2019	8.90%
Annual Return 2020	rr_AnnualReturn2020	9.55%
Annual Return 2021	rr_AnnualReturn2021	6.27%
Annual Return 2022	rr_AnnualReturn2022	(13.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.16%)
Label	rr_AverageAnnualReturnLabel	Class II
1 Year	rr_AverageAnnualReturnYear01	(13.08%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	0.67%